Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 9,747	$ 12,256
Maximum exposure to loss related to involvement with variable interest entity	6,900
Non-cancelable purchase obligations for goods	50,000
Variable interest entity cash deposit to cover contingency	3,600
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 48,000